Provisions - Summary of Non-Current Provisions (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Beginning balance for the period	₺ 337,404
Ending balance for the period	411,931	₺ 337,404
Non-current provision
Disclosure of other provisions [line items]
Beginning balance for the period	337,404	268,722
Provisions recognized	18,873	41,267
Unwinding of discount	21,521	14,262
Transfer to current provisions	(7,774)	(7,916)
Remeasurements	39,504
Effect of changes in exchange rates	2,403	21,069
Ending balance for the period	411,931	337,404
Non-current provision | Legal [member]
Disclosure of other provisions [line items]
Beginning balance for the period	13,635	9,364
Provisions recognized	11,033	12,187
Transfer to current provisions	(7,774)	(7,916)
Ending balance for the period	16,894	13,635
Non-current provision | Obligations for dismantling, removing and site restoration [member]
Disclosure of other provisions [line items]
Beginning balance for the period	323,769	259,358
Provisions recognized	7,840	29,080
Unwinding of discount	21,521	14,262
Remeasurements	39,504
Effect of changes in exchange rates	2,403	21,069
Ending balance for the period	₺ 395,037	₺ 323,769